Other expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Expense [Abstract]
Auditor's remuneration [text block]
Auditor's remuneration
Full year
(in USD million, excluding VAT) 2021 2020 2019
Audit fee Ernst & Young (principal accountant from 2019) 14.4 10.7 4.7
Audit fee KPMG (principal accountant 2018)

- 2.8
Audit related fee Ernst & Young (principal accountant from 2019) 1.1 1.0 0.5
Audit related fee KPMG (principal accountant 2018)

- 1.2
Tax fee Ernst & Young

(principal accountant from 2019)
- - 0.2
Tax fee KPMG (principal accountant 2018)

- -
Other service fee Ernst & Young (principal accountant from 2019) - - 0.9
Other service fee KPMG (principal accountant 2018)

- -
Total remuneration 15.5 11.7 10.3